Earnings Per Share - Summary of Income Used in Basic and Diluted Earnings Per Share Computation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	$ (37,712,759)	$ (25,730,271)
(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	351,075,141	283,422,115
Effect of dilution:
Share options	0	0
Weighted average number of ordinary shares adjusted for the effect of dilution	351,075,141	283,422,115
Loss per share (basic and diluted in cents)	$ (10.74)	$ (9.08)